Risk Management and Report - Schedule of Gross Carrying Amount Previously Modified Financial Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Post Modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Post modification	$ 40,095
Corresponding ECL, Post modification	2,149
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Pre-modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Post modification	40,802
Corresponding ECL, Post modification	11,743
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Post Modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Pre-modification	19,214
Corresponding ECL, Pre-modification	4,735
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Pre-modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Pre-modification	19,143
Corresponding ECL, Pre-modification	$ 1,807